Exceptional items - Additional Information (Details) - EUR (€) € in Millions	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Analysis of income and expense [abstract]
Business transformation program (1)	€ 28.1	€ 5.5
Factory optimization (6)	0.0	0.2
Exceptional Items, Tax Expense (Income), Continuing Operations	(7.0)	(2.3)
Payments relating to exceptional items	€ (14.0)	€ (12.6)